Significant accounting policies (Tables)	9 Months Ended
Jul. 31, 2022
List Of Accounting Policies [Abstract]
Summary of Principal Subsidiaries and their Geographic Location	The Company’s principal subsidiaries and their geographic location as at July 31, 2022 are set forth in the table below:

Company	Location	Ownership interest
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE. LTD.	Singapore	100%
Li-Cycle Germany GmbH	Germany	100%
Li-Cycle Norway AS	Norway	67%

Summary of plant and equipment

	Assets under construction	Plant equipment	Computer software and equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$	$	$
Cost
At October 31, 2021	15,638,165	6,275,419	196,273	67,619	179,298	6,219,456	28,576,230
Additions	63,102,238	12,622	897,763	62,227	62,000	1,620,272	65,757,122
Transfers from Assets under construction	(12,875,473)	12,875,473	—	—	—	—	—
At July 31, 2022	65,864,930	19,163,514	1,094,036	129,846	241,298	7,839,728	94,333,352
Accumulated depreciation
At October 31, 2021	—	(1,549,700)	(8,645)	(14,172)	(49,314)	(564,936)	(2,186,767)
Depreciation	—	(1,673,934)	(148,682)	(8,050)	(35,514)	(527,145)	(2,393,325)
At July 31, 2022	—	(3,223,634)	(157,327)	(22,222)	(84,828)	(1,092,081)	(4,580,092)
Carrying amounts							—
At October 31, 2021	15,638,165	4,725,719	187,628	53,447	129,984	5,654,520	26,389,463
At July 31, 2022	65,864,930	15,939,880	936,709	107,624	156,470	6,747,647	89,753,260